Stock Based Compensation - Grant date fair value of stock options (Details) - Evolv Technologies Holdings, Inc.	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Risk-free interest rate		0.70%	0.40%	2.50%
Expected term (in years)	0 years	6 years	5 years 8 months 4 days	5 years 11 months 12 days
Expected volatility		31.40%	31.40%	27.90%
Expected dividend yield		0.00%	0.00%	0.00%